Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 323	£ 347	£ 347
Exchange and other adjustments	(1)	(2)
Gains recognised in the income statement within other income	26	21
Purchases/increases to customer loans	6	0
Sales/repayments of customer loans	(17)	(10)
Balance at end of period	337	356	323
Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	270	295	295
Exchange and other adjustments	0	0
Gains recognised in the income statement within other income	26	17
Purchases/increases to customer loans	6	0
Sales/repayments of customer loans	(16)	(8)
Balance at end of period	286	304	270
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	26	17
Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	53	52	52
Exchange and other adjustments	(1)	(2)
Gains recognised in the income statement within other income	0	4
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(1)	(2)
Balance at end of period	51	52	£ 53
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	0	2
Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ 26	£ 19